Schedule of Investments (unaudited) December 31, 2019	iShares® Global Clean Energy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 4.4%
Verbund AG	380,778	$19,122,910

Canada — 8.5%
Boralex Inc., Class A	641,860	12,107,110
Canadian Solar Inc.(a)(b)	426,976	9,436,170
Innergex Renewable Energy Inc.	1,147,372	14,917,827

		36,461,107

China — 13.8%
GCL-Poly Energy Holdings Ltd.(a)(b)	125,871,000	4,765,516
Huaneng Renewables Corp. Ltd., Class H	44,598,000	17,342,840
JinkoSolar Holding Co. Ltd., ADR(a)(b)	291,546	6,556,869
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	7,229,432	8,396,822
Xinyi Solar Holdings Ltd.	31,558,000	22,397,359

		59,459,406

Denmark — 6.0%
Vestas Wind Systems A/S	256,273	25,916,026

Germany — 1.8%
Nordex SE(a)(b)	579,050	7,851,799

Italy — 1.3%
Falck Renewables SpA	1,087,489	5,810,560

New Zealand — 8.6%
Contact Energy Ltd.	3,466,138	16,673,006
Meridian Energy Ltd.	6,001,793	20,245,549

		36,918,555

Norway — 2.8%
Scatec Solar ASA(c)	863,852	12,199,883

Spain — 6.3%
Siemens Gamesa Renewable Energy SA	1,559,514	27,369,907

United Kingdom — 3.4%
Atlantica Yield PLC	550,254	14,521,203

United States — 34.2%
Enphase Energy Inc.(a)(b)	740,192	19,341,217
First Solar Inc.(a)(b)	350,988	19,641,289
Ormat Technologies Inc.	266,137	19,832,529
Pattern Energy Group Inc., Class A	732,496	19,597,930
Plug Power Inc.(a)(b)	2,164,114	6,838,600
Renewable Energy Group Inc.(a)(b)	363,450	9,794,978
SolarEdge Technologies Inc.(a)(b)	230,571	21,924,996
SunPower Corp.(a)	585,051	4,563,398

Security	Shares	Value

United States (continued)
Sunrun Inc.(a)(b)	725,179	$10,014,722
TerraForm Power Inc., Class A	683,874	10,524,821
TPI Composites Inc.(a)(b)	295,167	5,463,541

		147,538,021

Total Common Stocks — 91.1% (Cost: $323,168,294)		393,169,377

Preferred Stocks

Brazil — 8.4%
Cia. Energetica de Minas Gerais, Preference Shares, ADR, NVS	5,941,679	20,261,126
Cia. Paranaense de Energia, Class B, Preference Shares, ADR, NVS	946,295	16,030,237

		36,291,363

Total Preferred Stocks — 8.4% (Cost: $27,670,623)		36,291,363

Short-Term Investments

Money Market Funds — 11.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(d)(e)(f)	50,670,564	50,690,832
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(d)(e)	161,548	161,548

		50,852,380

Total Short-Term Investments — 11.8% (Cost: $50,846,748)		50,852,380

Total Investments in Securities — 111.3% (Cost: $401,685,665)		480,313,120

Other Assets, Less Liabilities — (11.3)%		(48,930,390)

Net Assets — 100.0%		$431,382,730

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Global Clean Energy ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	24,723,541	25,947,023	50,670,564	$50,690,832	$217,886	(a)	$(2,363)	$(1,850)
BlackRock Cash Funds: Treasury, SL Agency Shares	305,777	(144,229)	161,548	161,548	4,483		—	—

				$50,852,380	$222,369		$(2,363)	$(1,850)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Hang Seng Index	3	01/30/20	$544	$(137)
S&P 500 E-Mini Index	8	03/20/20	1,293	5,360

				$5,223

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$393,169,377	$—	$—	$393,169,377
Preferred Stocks	36,291,363	—	—	36,291,363
Money Market Funds	50,852,380	—	—	50,852,380

	$480,313,120	$—	$—	$480,313,120

Derivative financial instruments(a)
Assets
Futures Contracts	$5,360	$—	$—	$5,360
Liabilities
Futures Contracts	(137)	—	—	(137)

	$5,223	$—	$—	$5,223

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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